Trade And Other Payables - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Donetsk Electrometallurgical Plant [member]
Trade and other payables [line items]
Payables for acquisition of subsidiary	₽ 4,010	₽ 8,032